COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
OceanPal Inc. Predecessors
Cash Flows from Operating Activities:
Net income/(loss)	$ 750,983	$ (3,795,959)	$ (1,862,852)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	2,192,911	2,151,977	2,479,432
Asset impairment charge (Note 4)			3,047,978
Vessel fair value adjustment (Note 4)		(200,500)
(Increase) / Decrease in:
Accounts receivable, trade	169,243	(725,324)	(302,696)
Due from a related party	(14,418)	(1,167,746)	(1,891)
Inventories	(26,611)	(13,199)	392,255
Insurance claims	941,488	1,145,969	(2,078,347)
Prepaid expenses	191,097	(155,786)	(403,488)
Increase / (Decrease) in:
Accounts payable, trade and other	87,213	(47,062)	(160,921)
Due to related parties	(115,280)	(122,741)	220,261
Accrued liabilities	(1,125,141)	1,189,260	202,046
Deferred revenue	135,080	(155,877)	(90,092)
Drydock costs	(5,535)	(826,180)	(2,234)
Net cash provided by / (used in) Operating Activities	3,181,030	(2,723,168)	1,439,451
Cash Flows used in Investing Activities:
Payments for vessel improvements (Note 4)	(23,850)	(1,474,965)
Net cash used in Investing Activities	(23,850)	(1,474,965)
Cash Flows from Financing Activities:
Parent investment/(distribution), net	(3,196,728)	4,235,856	(1,504,222)
Net cash provided by/ (used in) Financing Activities	(3,196,728)	4,235,856	(1,504,222)
Net increase/(decrease) in cash and cash equivalents	(39,548)	37,723	(64,771)
Cash and cash equivalents at beginning of the period	39,638	1,915	66,686
Cash and cash equivalents at end of the year	$ 90	$ 39,638	$ 1,915